SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 23, 2024	Sep. 17, 2024	Sep. 16, 2024	Sep. 30, 2024	Jan. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023	May 10, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares authorized												120,000,000
Common stock, shares issued				100,000,000		100,000,000		100,000,000	100,000,000			100,000,000
Common stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized				20,000,000		20,000,000		20,000,000	20,000,000			20,000,000
Preferred stock par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.001
Common stock, shares issued				12,846,785		12,846,785		10,562,640	10,334,357
Common stock, shares outstanding				12,846,785		12,846,785		10,562,640	10,334,357
Issuance of service				$ 7,000		$ 7,000
Settlement of dispute								228,284
Fair value of shares	$ 100,000							$ 913,000
Face amount				$ 142,000		$ 142,000			$ 250,000	$ 350,000
Purchase of warrants										90,000
Warrants exercise price				$ 4.29		$ 4.29
Warrant description										the number of warrant shares equal to 7% of the conversion shares that will be issued to the lenders at the time of the IPO. The warrants will be good for five years from the date of the IPO. However, the underwriters may not sell the shares underlying the warrants for a period of six months following the IPO. The exercise price for the warrants will be equal to 60% of the per share price of the Company’s common stock sold in the IPO.
Preferredstock, shares outstanding				0		0		0	0
Total gross proceeds						$ 5,524,000
Conversion price per share						60.00%
Annual cash compensation	50,000
Cash compensation	$ 10,000
Unamortized compensation						$ 169,000
Warrants outstanding, outstanding number of options, shares				278,188		278,188
Warrant expiration						1 year 7 days
2023 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares								0
Common stock reserved for future issuance											1,650,000
Restricted units issued						80,000
Shares available for grant				1,570,000		1,570,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares issued			232,500
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares			1,550,000
Share price			$ 4.00
Total gross proceeds			$ 6,200,000
Underwriting expense			$ 5,524,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants		54,250		278,188		278,188		150,000	180,000	120,000
Warrants exercise price		$ 4.80						$ 4.17	$ 4.17
Intrinsic value								$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						128,188			150,000
Warrants exercise price percentage		120.00%
Warrants outstanding, outstanding number of options, shares								150,000
Warrant expiration								1 year 2 months 1 day
Warrant shares outstanding, intrinsic value				$ 0		$ 0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares issued				1,664		1,664
Issuance of service
Face amount		$ 792,000
Preferredstock, shares outstanding				0		0		0
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares				1,550,000		1,550,000
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price		$ 2.40		$ 2.40		$ 2.40
Share price		$ 2.46
Warrants outstanding, outstanding number of options, shares		19,688		19.688		19.688
Expected term		2 years 6 months
Volatility		100.00%
Dividend rate		0.00%
Risk free interest rate		3.49%
Fair value of Warrant				$ 29,000		$ 29,000
Warrant expiration		5 years				5 years
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Face amount									$ 675,000
Sale of common stock shares										60,000
Convertible Notes Payable [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants									150,000
Warrants exercise price									$ 4.17	$ 4.17
Convertible Notes Payable [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants										30,000
Warrants exercise price										$ 8.33
Net proceeds for common stock										$ 250,000
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	30,000
Verbal Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of service					$ 1,000,000
Verbal Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares issued					2,100,000
Underwrinting Agreement [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price		$ 4.80
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares		54,250
IPO price percentage		120.00%
Cedars Sinai Medical Center [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertion of accounts payable				$ 750,000
Convert shares				312,500
Fair value accounts payable				$ 1,250,000		$ 1,250,000
Financing cost				$ 500,000
Strategic Advisory Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares vested						0
Share-based compensation						$ 4,000
Strategic Advisory Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares	50,000
Directors Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of shares	$ 74,000
Directors Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares	10,000
Director Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares vested						0
Share-based compensation						$ 5,000
Director Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation						$ 1,000